Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Intangible assets, net (Textual)
Amortization of intangible assets	$ 2,318	$ 0	$ 0